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December 21, 2022	Gary E. Brooks T +1 202 508 4876 gary.brooks@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Stone Ridge Art Risk Premium Fund (the “Fund”)—Registration Statement on Form N-2

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, on behalf of Stone Ridge Art Risk Premium Fund. This Pre-Effective Amendment to the Registration Statement is being filed for the purposes of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

This filing has been marked to indicate changes made from Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 filed on October 25, 2022.

The Fund has responded to the staff’s comments of November 16, 2022, and comments received from the SEC accounting staff of November 17, 2022 via a separate correspondence filing.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (202) 508-4876.

Very truly yours,

/s/ Gary E. Brooks

Gary E. Brooks

cc: Lauren D. Macioce

Charles L. Nail

Gregory C. Davis